UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge,  NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

11/30

Date of reporting period:  5/31/13

Item 1.  Reports to Stockholders.

HORIZON ACTIVE ASSET ALLOCATION FUND

Class	N	Shares	AAANX

Semi-Annual Report

May 31, 2013

Investor Information: 1-855-754-7932

www.horizonactiveassetallocationfund.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON ACTIVE ASSET ALLOCATION FUND.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Horizon Active Asset Allocation Fund

PORTFOLIO REVIEW (Unaudited)

May 31, 2013

The Fund’s performance figures** for the period ended May 31, 2013, compared to its benchmark:

			Inception* –
Annualized Total Returns	Six Months	One Year	May 31, 2013
Horizon Active Asset Allocation Fund	16.12%	23.05%	14.48%
S&P 500 Total Return Index	16.43%	27.28%	20.44%

* Inception date is January 31, 2012.

** The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-855-754-7932.

     Portfolio Composition as of May 31, 2013:

% of Net Assets
Large Cap Blend	39.2%
Large Cap Growth	14.5%
Large Cap Value	13.4%
Specialty	9.7%
International Equity	9.5%
Mid Cap Value	4.9%
Small Cap Growth	4.8%
Short-Term Investments	3.5%
Purchased Put Options	0.1%
Other Assets	0.4%
100.0%

     Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Uanudited)
May 31, 2013

Shares/Contracts		Value

	EQUITY FUNDS - 96.0%
	INTERNATIONAL EQUITY - 9.5%
291,125	iShares MSCI EMU Index Fund	$ 10,183,553

	LARGE CAP BLEND - 39.2%
127,529	iShares Core S&P 500 ETF	20,941,537
128,168	SPDR S&P 500 ETF Trust	20,922,144
		41,863,681
	LARGE CAP GROWTH - 14.5%
210,815	Powershares QQQ Trust Series 1	15,425,334

	LARGE CAP VALUE - 13.4%
94,651	SPDR Dow Jones Industrial Average ETF Trust	14,303,659

	MID CAP VALUE - 4.9%
23,910	SPDR S&P MidCap 400 ETF Trust	5,162,169

	SMALL CAP GROWTH - 4.8%
45,871	iShares Russell 2000 Growth Index Fund	5,160,029

	SPECIALTY - 9.7%
81,418	iShares PHLX SOX Semiconductor Sector Index Fund	5,185,512
259,291	SPDR Financial Select Sector Fund	5,144,333
		10,329,845

	TOTAL EQUITY FUNDS (Cost - $102,025,249)	102,428,270

	PURCHASED PUT OPTIONS - 0.1% *
40	iShares Russell 2000 Growth Index Fund
	Expiration June 2013, Exercise Price $955 **	36,400
40	iShares Russell 2000 Growth Index Fund
	Expiration July 2013, Exercise Price $970 **	93,600
	TOTAL PURCHASED PUT OPTIONS (Cost - $207,680)	130,000

	SHORT-TERM INVESTMENTS - 3.5%
	MONEY MARKET FUND - 3.5%
3,719,575	BlackRock Liquidity Funds T-Fund, 0.01% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,719,575)	3,719,575

	TOTAL INVESTMENTS - 99.6% (Cost - $105,952,504) (a)	$ 106,277,845
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	460,817
	NET ASSETS - 100.0%	$ 106,738,662

* Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2013.

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $105,992,432  and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

Unrealized appreciation	$ 846,175
Unrealized depreciation	(560,762)
Net unrealized appreciation	$ 285,413

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2013

Assets:
Investments in Securities at Market Value (identified cost $105,952,504)	$ 106,277,845
Cash	277,912
Receivable for Securities Sold	29,387,884
Receivable for Fund Shares Sold	1,658,351
Dividends and Interest Receivable	26
Prepaid Expenses and Other Assets	29,417
Total Assets	137,631,435

Liabilities:
Payable for Securities Purchased	30,767,925
Accrued Advisory Fees	76,012
Shareholder Servicing Fees Payable	18,185
Payable for Fund Shares Redeemed	8,957
Fees Payable to Other Affiliates	8,227
Accrued Expenses and Other Liabilities	13,467
Total Liabilities	30,892,773

Net Assets ($0 par value, unlimited shares authorized;
9,194,312 shares of beneficial interest outstanding)	$ 106,738,662

Net Asset Value, Offering and Redemption Price Per Share
($106,738,662 / 9,194,312 shares of beneficial interest outstanding)	$ 11.61

Composition of Net Assets:
At May 31, 2013, Net Assets consisted of:
Paid-in-Capital	$ 96,908,567
Undistributed Net Investment Loss	(130,445)
Accumulated Net Realized Gain on Investments	9,635,199
Net Unrealized Appreciation/(Depreciation):
Investments	403,021
Purchased Options	(77,680)
Net Assets	$ 106,738,662

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2013

Investment Income:
Dividend Income	$ 899,831
Interest Income	111
Total Investment Income	899,942

Expenses:
Investment Advisory Fees	444,215
Shareholder Servicing Fees	100,958
Administrative Service Fees	36,208
Registration Fees	25,264
Accounting Service Fees	16,293
Transfer Agent Fees	12,260
Audit Fees	7,805
Chief Compliance Officer Fees	6,959
Trustees' Fees and Expenses	5,663
Printing and Postage Expenses	4,750
Custodian Fees	3,959
Legal Fees	2,896
Other Expenses	9,108
Total Expenses	676,338
Less: Fees Waived by the Adviser	(100,968)

Net Expenses	575,370

Net Investment Income	324,572

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Income (Loss) on:
Investments	11,417,358
Purchased Options	(168,025)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	127,446
Purchased Options	(38,342)
Net Realized and Unrealized Gain on Investments	11,338,437

Net Increase in Net Assets Resulting From Operations	$ 11,663,009

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	For the Period
	Ended	Ended
	May 31, 2013	November 30, 2012 (a)
	(Unaudited)
Operations:
Net Investment Income	$ 324,572	$ 43,959
Net Realized Income (Loss) on Investments and Purchased Options	11,249,333	(277,488)
Net Change in Unrealized Appreciation on Investments
and Purchased Options	89,104	236,237
Net Increase in Net Assets Resulting From Operations	11,663,009	2,708

Distributions to Shareholders From:
Net Investment Income ($0.09 and $0.00 per share, respectively)	(498,976)	-
Net Realized Capital Gains ($0.23 and $0.00 per share, respectively)	(1,336,646)	-
Total Distributions to Shareholders	(1,835,622)	-

Capital Share Transactions:
Proceeds from Shares Issued
(4,259,214 and 5,812,374 shares, respectively)	46,422,892	59,695,930
Distributions Reinvested
(179,528 and 0 shares, respectively)	1,804,257	-
Cost of Shares Redeemed
(465,591 and 591,213 shares, respectively)	(5,132,510)	(5,882,002)
Net Increase in Net Assets
Resulting From Beneficial Interest Transactions	43,094,639	53,813,928

Increase in Net Assets	52,922,026	53,816,636

Net Assets:
Beginning of Period	53,816,636	-
End of Period*	$ 106,738,662	$ 53,816,636

* Includes Undistributed Net Investment Income (Loss) of:	$ (130,445)	$ 43,959

(a)	The Horizon Active Asset Allocation Fund commenced operations on January 31, 2012.

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

		For the Six Months	For the Period
		Ended	Ended
		May 31, 2013	November 30, 2012 *
		(Unaudited)

Net Asset Value, Beginning of Period		$ 10.31	$ 10.00
	Increase From Operations:
	Net investment income ( a )	0.04	0.02
	Net gain from investments
	(both realized and unrealized)	1.58	0.29
	Total from operations	1.62	0.31

	Less Distributions:
	From net investment income	(0.09)	-
	From net realized gains on investments	(0.23)	-
	Total Distributions	(0.32)	-

Net Asset Value, End of Period		$ 11.61	$ 10.31

Total Return ( b )		16.12%	3.10%

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 106,739	$ 53,817
	Ratio to average net assets:
	Gross Expenses ( c,d,e )	1.67%	2.12%
	Net Expenses ( c,d )	1.42%	1.42%
	Net investment income (loss),
	Net of Reimbursement ( c,d )	0.80%	(0.48) %
	Portfolio turnover rate ( f )	486%	820%
__________
*	Since January 31, 2012 (Commencement of Operations).
(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Total returns for periods less than one year are not annualized.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2013

1.

ORGANIZATION

Horizon Active Asset Allocation Fund (the “Fund”) is a series of shares of beneficial interest of the AdvisorOne Funds (the “Trust”), a Delaware business trust organized on December 20, 1996.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is capital appreciation. The Fund commenced operations on January 31, 2012 and presently offers Class N shares.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the

Horizon Active Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2013

adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2013 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$ 102,428,270	$ -	$ -	$ 102,428,270
Purchased Options	130,000	-	-	130,000
Short-Term Investments	3,719,575	-	-	3,719,575
Total	$ 106,277,845	$ -	$ -	$ 106,277,845

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of

Horizon Active Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(Continued)

May 31, 2013

securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.  During the six months ended May 31, 2013, the Fund had a net change in unrealized appreciation (depreciation) on purchased options of $77,680 subject to equity price risk and is included in the line marked “Net change in unrealized appreciation (depreciation) on purchased options” on the Statement of Operations.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Accounting for Uncertainty in Income Taxes requires management of the Fund to analyze all open tax years (2009-2012) as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments. As of and during the year ended November 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Horizon Active Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(Continued)

May 31, 2013

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, accounting and transfer agent services.

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Horizon Investments, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.10% of the average daily net assets of the Fund.  For the six months ended May 31, 2013, the Adviser earned advisory fees of $444,215.

Pursuant to the Operating Expense Limitation and Security Agreement (the “Waiver Agreement”), the Adviser has agreed, at least until March 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.42% per annum of the Fund’s average daily net assets for Class N shares.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.42% of average daily net assets for Class N shares, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.42% of average daily net assets for Class N shares.  If Fund Operating Expenses subsequently exceed 1.42% per annum of the Fund's average daily net assets for Class N shares, the reimbursements shall be suspended.  The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders. For the six months ended May 31, 2013, the Adviser waived fees in the amount of $100,968.

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30 of the year indicated.

Year

Amount

2015

$138,969

Shareholder Services Plan – The Fund has adopted a Shareholder Servicing Plan which provides for the payment of a shareholder service fee at an annualized rate of up to 0.25% of the average daily net assets attributable to Class N shares.

Trustees - The Trust pays each Trustee of the Trust who is not an interested person a fee of $6,000 per quarter. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel

Horizon Active Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(Continued)

May 31, 2013

and other expenses incurred in attending meetings of the Board.  Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

Two Trustees and certain officers of the Trust are officers of GFS and/or NLCS and/or the Distributor and are not paid any fees directly for serving in such capacities.

Administration, Fund Accounting, Transfer Agent Fees - Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended May 31, 2013, amounted to $416,209,222 and $376,454,480, respectively.

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of November 30, 2012, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
Ordinary	Long-Term	Carry	& Late Year	Appreciation/	Accumulated
Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ 1,380,531	$ -	$ -	$(1,574,131)	$ 196,308	$ 2,708

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income and accumulated net realized loss on investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open Section 1256 contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses as follows:

Capital
Losses
$ 1,574,131

6.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting

Horizon Active Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(Continued)

May 31, 2013

periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

8.

SHAREHOLDER MEETING

The  Board of Trustees of the AdvisorOne Funds (the “Trust”) on behalf of Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, Shelter Fund, and Milestone Treasury Obligations Fund (each a “CLS Fund”, together the “CLS Funds”) and Horizon Active Asset Allocation Fund (“Horizon Fund”, together the “Funds”) held a Special Meeting of the Shareholders on March 28, 2013 for the purpose to elect Todd Clarke and Eric Clarke to the Board of Trustees of the AdvisorOne Funds.

At the close of business February 15, 2013, the record date for the Special Meeting of Shareholders, there were outstanding 404,168,899 shares of beneficial interest of the Funds.  A quorum of Fund shareholders was present for the Special Meeting represented in person or by proxy.

With respect to the election of Todd Clarke to the Board of Trustees of the AdvisorOne Funds, the following votes were cast:

For Approval:  215,805,751 shares voted

Withheld:  3,840,037 shares voted

With respect to the election of Eric Clarke to the Board of Trustees of the AdvisorOne Funds, the following votes were cast:

For Approval:  215,769,634 shares voted

Withheld:  3,876,155 shares voted

Horizon Active Allocation Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

May 31, 2013

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (12/1/12)	Ending Account Value (5/31/13)	Expenses Paid During the Period* (12/1/12 to 5/31/13)
Actual	$ 1,000.00	$ 1,161.20	$ 7.65
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.83	$ 7.14

  *Expenses Paid During the Period are equal to the Fund’s annualized expense ratio of 1.42%, multiplied by the average account value over the period, multiplied by 182 days, and divided by 365 (to reflect the number of days in the period).

PRIVACY NOTICE

                                                                                                                     Rev. June 2011

FACTS		WHAT DOES ADVISORONE FUNDS ("ADVISORONE") DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?		The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security number ▪ Employment information ▪ Account balances	▪ Account transactions ▪ Income ▪ Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer's personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons AdvisorOne chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AdvisorOne share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates' everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?		Call (866) 811-0225 or go to www.advisoronefunds.com

Page 2

Who we are
Who is providing this notice?	AdvisorOne Funds
What we do
How does AdvisorOne protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does AdvisorOne collect my personal information?	We collect your personal information, for example, when you
	▪ open an account ▪ give us your income information ▪ provide employment information	▪ provide account information ▪ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?

Federal law gives you the right to limit only

▪

sharing for affiliates' everyday business purposes—information about your creditworthiness

▪

affiliates from using your information to market to you

▪

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of AdvisorOne:

▪

NorthStar Financial Services Group, LLC

▪

Gemcom, LLC

▪

Gemini Fund Services, LLC

▪

Northern Lights Compliance Services, LLC

▪

Northern Lights Distributors, LLC

▪

Orion Advisor Services, LLC

▪

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. AdvisorOne does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. Our joint marketing partners include other financial service companies.

Investment Adviser

Horizon Investments, LLC
13024 Ballantyne Corporate Place, Suite 225

Charlotte, NC 28277

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7932.

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not required for semi-annual reports.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds.

By (Signature and Title)

/s/ Ryan Beach

       Ryan Beach, President

Date

7/31/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

       Ryan Beach, President

Date

7/31/13

By (Signature and Title)

/s/ Dawn Borelli

       Dawn Borelli, Treasurer

Date

7/31/13